Financial Instruments carried at Fair Value - Recognition of Trade Date Profit (Detail) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Recognitions of Trade Date Profit
Balance, beginning of period		€ 691	€ 577
New trades during the period		215	136
Amortization		(118)	(72)
Matured trades		(35)	(33)
Subsequent move to observability	[1]	(26)	(28)	[2]
Exchange rate changes		(5)	0
Balance, end of period		€ 723	€ 579

[1]	This includes situations where an input remains unobservable but has become insignificant in relation to the deferred trade date profit in periods subsequent to the trade date
[2]	During the second quarter of 2024, the Group refined its methodology for the significance test of unobservable inputs subsequent to the trade date. This resulted in release of € 15 million in the second quarter of 2024